Interest Rate Derivatives (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives Recorded as Derivative Liability
The Company had the following interest rate derivatives recorded as an asset within other assets in the Condensed Consolidated Statements of Financial Condition as of March 31, 2021 and as a liability within accrued expenses and other liabilitiesin the Condensed Consolidated Statements of Financial Condition as of December 31, 2020:

			As of March 31, 2021
Derivative	Notional Amount	Fair Value as of March 31, 2021	Fixed Rate Paid	Floating Rate Received	Effective Date(2)	Maturity Date
Interest rate swap	$232,000	$2,930	1.33%	1 month LIBOR (1)	March 2021	February 2028
____________
(1)Floating rate received subject to a 0.50% Floor
(2)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

			As of December 31, 2020
Derivative	Notional Amount	Fair Value as of December 31, 2020	Fixed Rate Paid	Floating Rate Received	Effective Date(3)	Maturity Date
Interest rate swap	$225,000	$(11,163)	2.48%	1 month LIBOR (1)	January 2020	February 2023
Interest rate swap	75,000	(4,654)	3.05%	1 month LIBOR (1)	January 2020	February 2023
Interest rate collar	300,000	(12,625)	3.70%	1 month LIBOR (2)	February 2023	February 2025
		$(28,442)
____________

(1)Floating rate received subject to a 0.00% Floor
(2)Floating rate received subject to a 2.45% Floor
(3)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

As of December 31, 2020 and 2019, the Company had the following interest rate derivatives recorded as a derivatiliability recorded within accrued expenses and other liabilities in the Consolidated Statements of Financial Condition:

			As of December 31, 2020
Derivative	Notional Amount	Fair Value as of December 31, 2020	Fixed Rate Paid	Floating Rate Received	Effective Date (3)	Maturity Date
Interest rate swap	$225,000	$(11,163)	2.48%	1 month LIBOR (1)	January 2020	February 2023
Interest rate swap	75,000	(4,654)	3.05%	1 month LIBOR (1)	January 2020	February 2023
Interest rate collar	300,000	(12,625)	3.70%	1 month LIBOR (2)	February 2023	February 2025
		$(28,442)
____________
(1)Floating rate received subject to a 0.00% Floor
(2)Floating rate received subject to a 2.45% Floor
(3)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

			As of December 31, 2019
Derivative	Notional Amount	Fair Value as of December 31, 2019	Fixed Rate Paid	Floating Rate Received	Effective Date (4)	Maturity Date
Interest rate swap	$275,000	$(124)	2.33%	1 month LIBOR (1)	January 2014	January 2020
Interest rate swap	225,000	(6,159)	2.48%	1 month LIBOR (2)	January 2020	February 2023
Interest rate swap	75,000	(3,348)	3.05%	1 month LIBOR (2)	January 2020	February 2023
Interest rate collar	300,000	(5,359)	3.70%	1 month LIBOR (3)	February 2023	February 2025
		$(14,990)
____________
(1)Floating rate received subject to a 1.00% Floor
(2)Floating rate received subject to a 0.00% Floor
(3)Floating rate received subject to a 2.45% Floor
(4)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
A rollforward of the amounts in accumulated other comprehensive income (loss) (“AOCI”) related to interest rate derivatives designated as cash flow hedges as follows:

	Three Months Ended
	March 31,
	2021	2020
Unrealized loss at beginning of period, gross	$(11,163)	$(6,933)
Cumulative-effect adjustment from adoption of ASU 2017-12	—	650
Amount of recognized in other comprehensive income (loss)	2,559	(7,723)
Amount reclassified from accumulated other comprehensive loss to interest expense	1,120	446
Unrealized loss at end of period	(7,484)	(13,560)
Less: Loss attributable to noncontrolling interests in GCMH	(5,894)	—
Unrealized loss at end of period, net	$(1,590)	$(13,560)

A rollforward of the amounts in accumulated other comprehensive loss related to interest rate derivatives designated as cash flow hedges as follows:

	Year Ended December 31,
	2020	2019
Unrealized loss at beginning of period	$(6,933)	$(412)
Cumulative-effect adjustment from adoption of ASU 2017-12	650	—
Amount of loss recognized in other comprehensive income (loss)	(9,110)	(6,688)
Amount reclassified from accumulated other comprehensive loss to interest expense	4,230	167
Unrealized loss at end of period	(11,163)	(6,933)
Less: Loss attributable to noncontrolling interests in GCMH	(8,743)	—
Unrealized loss at end of period, net	$(2,420)	$(6,933)

Derivative Instruments, Gain (Loss)
The amount of gain (loss) related to interest rate contracts not designated as hedging instruments was recognized as follows:

	Three Months Ended
	March 31,
	2021	2020
Other income (expense)	$1,934	$(8,634)
The amount of gain (loss) related to interest rate contracts not designated as hedging instruments was recognized as follows:
	Year Ended December 31,
	2020	2019
Other income (expense)	$(8,572)	$(5,417)